Consolidated Statements of Cash Flows - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2021	Dec. 22, 2021		Dec. 31, 2020
Cash Flows from Operating Activities
Net Income (loss)	[1]	$ 33,470	$ (16,474)		$ (7,963)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	[1]		700		445
Depreciation and amortization included in cost of revenue	[1]		4,873		2,567
Amortization of intangible assets	[1]		10,535		4,227
Loss on disposal of property, plant and equipment	[1]		307		214
Loss on extinguishment of debt		0	2,031	[1]	0	[1]
Gain on PPP Forgiveness	[1]		(1,624)		0
Foreign currency translation adjustment	[1]		113		(68)
Bad debt expense	[1]		373		223
Share-based compensation	[1]		2,649		34
Deferred Taxes	[1]		0		0
Non-Controlling Interest	[1]		0		0
Change in fair value of Fathom earnout shares liability	[1]		(3,550)		1,055
Change in fair value of Sponsor earnout shares liability	[1]		0		0
Change in fair value of tax receivable agreement		300	0	[1]	0	[1]
Change in fair value of Warrant liability		(8,200)	0	[1]	0	[1]
Amortization of debt financing costs		16	3,126	[1]	205	[1]
Changes in operating assets and liabilities that provided cash:
Accounts receivable	[1]		(5,404)		1,063
Inventory	[1]		(961)		(356)
Prepaid expenses and other assets	[1]		(2,937)		(653)
Accounts payable	[1]		9,541		595
Accrued liabilities and other	[1]		3,925		282
Net cash provided by operating activities			7,223		1,870
Cash Flows from Investing Activities
Purchase of property and equipment	[1]		(8,972)		(1,626)
Cash used for acquisitions, net of cash acquired	[1]		(67,428)		(94,412)
Net cash used in investing activities	[1]		(76,400)		(96,038)
Cash Flows from Financing Activities
Proceeds from debt	[1]		183,500		65,124
Payments on debt	[1]		(104,091)		(1,679)
Proceeds from term loan and revolver	[1]		0		0
Payment of debt issuance costs	[1]		(3,259)		(1,207)
Proceeds from issuance of members' units	[1]		0		40,445
Cash paid for contingent consideration	[1]		(5,584)		(1,353)
Net cash provided by financing activities	[1]		70,566		101,330
Net increase in cash	[1]		1,389		7,162
Cash, beginning of period	[1]	9,577	8,188		1,026
Cash, end of period	[1]		9,577		8,188
Supplemental Cash Flows Information:
Cash paid for interest	[1]		9,436		3,491
Cash paid for taxes	[1]		62		11
Cash paid to related parties (Note 17)	[1]		11,252		6,879
Significant non-cash transactions:
Issuance of member interests for acquisitions	[1]		0		2,941
Initial recognition of contingent consideration for acquisitions	[1]		1,295		$ 11,737
Revision of Prior Period, Adjustment [Member]
Cash Flows from Operating Activities
Net Income (loss)	[1]	34,438
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	[1]	60
Depreciation and amortization included in cost of revenue	[1]	72
Amortization of intangible assets	[1]	378
Loss on disposal of property, plant and equipment	[1]	0
Loss on extinguishment of debt	[1]	0
Gain on PPP Forgiveness	[1]	0
Foreign currency translation adjustment	[1]	0
Bad debt expense	[1]	0
Share-based compensation	[1]	139
Deferred Taxes	[1]	(3)
Non-Controlling Interest	[1]	(968)
Change in fair value of Fathom earnout shares liability	[1]	(23,860)
Change in fair value of Sponsor earnout shares liability	[1]	(3,400)
Change in fair value of tax receivable agreement	[1]	300
Change in fair value of Warrant liability	[1]	(8,200)
Amortization of debt financing costs	[1]	16
Changes in operating assets and liabilities that provided cash:
Accounts receivable	[1]	(356)
Inventory	[1]	(340)
Prepaid expenses and other assets	[1]	1,249
Accounts payable	[1]	(100)
Accrued liabilities and other	[1]	1,096
Net cash provided by operating activities		521
Cash Flows from Investing Activities
Purchase of property and equipment	[1]	0
Cash used for acquisitions, net of cash acquired	[1]	0
Net cash used in investing activities	[1]	0
Cash Flows from Financing Activities
Proceeds from debt	[1]	0
Payments on debt	[1]	0
Proceeds from term loan and revolver	[1]	0
Payment of debt issuance costs	[1]	0
Proceeds from issuance of members' units	[1]	0
Cash paid for contingent consideration	[1]	0
Net cash provided by financing activities	[1]	0
Net increase in cash	[1]	521
Cash, beginning of period	[1]	19,836
Cash, end of period	[1]	20,357	$ 19,836
Supplemental Cash Flows Information:
Cash paid for interest	[1]	700
Cash paid for taxes	[1]	0
Cash paid to related parties (Note 17)	[1]	700
Significant non-cash transactions:
Issuance of member interests for acquisitions	[1]	0
Initial recognition of contingent consideration for acquisitions	[1]	$ 0

[1]	See accompanying notes to the consolidated financial statements.